FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Letters of credit outstanding, amount	$ 130	$ 90
Trade receivables, current percentage	94.00%	95.00%
Impairment expense (Note 13)	$ 1,776	$ 300
Ruby Pipeline
Disclosure of transactions between related parties [line items]
Impairment expense (Note 13)	2,953	$ 0
Ruby Pipeline | Related parties [member]
Disclosure of transactions between related parties [line items]
Impairment expense (Note 13)	$ 139